UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Money Market Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2011

Money Market Fund
As of 6-30-11 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Commercial Paper 56.85%			$244,219,046

(Cost $244,219,046)

Amsterdam Funding Corp.
07/01/11	0.050	$21,230,000	21,230,000
Cisco Systems, Inc.
07/14/11	0.070	19,500,000	19,499,507
Deutsche Bank Financial LLC
07/01/11	0.010	10,000,000	10,000,000
Falcon Asset Securitization Company LLC
07/25/11	0.130	20,000,000	19,998,267
General Electric Capital Corp.
07/01/11	0.020	20,000,000	20,000,000
Govco LLC
08/19/11	0.200	15,000,000	14,995,917
JPMorgan Chase & Company
07/06/11	0.020	18,000,000	17,999,950
Merck & Company, Inc.
08/25/11	0.100	20,000,000	19,996,944
Nestle Capital Corp.
07/05/11	0.010	9,500,000	9,499,989
Novartis Finance Corp.
07/01/11	0.060	21,000,000	21,000,000
Old Line Funding LLC
07/05/11	0.210	20,000,000	19,999,533
Procter & Gamble International Funding SCA
07/18/11	0.080	10,000,000	9,999,622
Starbird Funding Corp.
07/05/11	0.150	20,000,000	19,999,667
Unilever Capital Corp.
07/08/11	0.090	20,000,000	19,999,650

Corporate Interest-Bearing Obligations 26.85%			$115,314,608

(Cost $115,314,608)

Australia & New Zealand Banking Group, Ltd. (P)(S)
10/21/11	0.574	10,000,000	10,008,102
Australia & New Zealand Banking Group, Ltd.
11/14/11	5.125	3,000,000	3,050,973
Bank of Nova Scotia (P)
03/12/12	0.500	5,000,000	5,009,406
Caterpillar Financial Services Corp.
03/15/12	4.700	4,975,000	5,128,654
Caterpillar Financial Services Corp. (P)
07/24/12	0.488	3,089,000	3,096,847
Credit Suisse USA, Inc.
11/15/11	6.125	2,070,000	2,111,713
General Electric Capital Corp. (P)
07/27/12	0.444	1,000,000	1,001,257
Hewlett-Packard Company
02/24/12 to 03/01/12	4.250 to 5.250	9,750,000	10,057,173
John Deere Capital Corp.
10/17/11	5.400	6,500,000	6,595,323
JPMorgan Chase & Company (P)
02/22/12	0.349	3,500,000	3,501,921
Merrill Lynch & Company, Inc. (P)
07/25/11	0.474	11,000,000	11,002,005
Procter & Gamble International Funding SCA
08/26/11	1.350	5,800,000	5,809,255

1

Money Market Fund
As of 6-30-11 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Royal Bank of Canada (P)
04/05/12	0.265	$2,000,000	2,000,000
Sanofi (P)
03/28/12	0.296	21,000,000	21,004,224
State Street Corp. (P)
04/30/12	0.373	2,470,000	2,472,010
The Coca-Cola Company (P)
05/15/12	0.311	2,453,000	2,455,006
UBS AG (P)
02/23/12	1.359	15,025,000	15,112,096
Wells Fargo & Company
08/26/11	5.300	5,855,000	5,898,643

U.S. Government & Agency Obligations 17.46%			$75,010,440

(Cost $75,010,440)

Bank of America Corp.(J)(P)
04/30/12 to 06/22/12	0.447 to 0.573	14,000,000	14,000,000
Citigroup Funding, Inc. (J)(P)
03/30/12	0.546	2,000,000	2,000,000
Federal Home Loan Bank
07/20/12	0.350	5,000,000	5,000,000
General Electric Capital Corp. (J)(P)
03/12/12	0.450	5,000,000	5,000,000
JPMorgan Chase & Company(J)(P)
06/15/12 to 12/26/12	0.477 to 0.497	13,000,000	13,006,650
Morgan Stanley(J)(P)
02/10/12 to 06/20/12	0.450 to 0.597	15,000,000	15,000,000
The Goldman Sachs Group, Inc.(J)(P)
11/09/11 to 03/15/12	0.447 to 0.518	12,000,000	12,003,790
The Huntington National Bank (J)(P)
06/01/12	0.654	7,000,000	7,000,000
Union Bank NA (J)(P)
03/16/12	0.445	2,000,000	2,000,000

	Par value	Value

Repurchase Agreement 0.09%		$400,000

(Cost $400,000)

Repurchase Agreement with State Street Corp. dated 6-30-11 at
0.010% to be repurchased at $400,000 on 7-1-11, collateralized by
$405,000 Federal Home Loan Mortgage Corp., 3.000% due 8-11-17
(valued at $410,569, including interest)	$400,000	400,000

Total investments (Cost $434,944,094)† 101.25%		$434,944,094

Other assets and liabilities, net (1.25%)		($5,377,142)

Total net assets 100.00%		$429,566,952

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(J) These securities are issued under the Temporary Liquidity Guarantee and are insured by the Federal Deposit Insurance Corporation until the earlier of the maturity date or 6-30-12. These securities amounted to $70,010,440 or 16.30% of the Fund’s net assets as of 6-30-11.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

2

Money Market Fund
As of 6-30-11 (Unaudited)

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 6-30-11, the aggregate cost of investment securities for federal income tax purposes was $434,944,094.

3

Notes to the Schedule of Investments (Unaudited)

Security valuation. Securities in the Fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, all investments are categorized as Level 2 under the hierarchy described above.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three month period ended June 30, 2011, there were no significant transfers in or out of Level 2 assets.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Money Market Fund.

440Q1 6/11
8/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	August 24, 2011

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	August 24, 2011